GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
GEOGRAPHICAL INFORMATION

NOTE 15: GEOGRAPHICAL INFORMATION

Revenues are attributed to geographic areas based on location of the end customers as follows:

	Year ended December 31,
	2023	2022	2021
United States	$364,070	$255,495	$148,291
EMEA	157,134	111,854	67,121
United Kingdom	73,236	50,625	30,171
Rest of the world	135,255	101,055	62,567
	$729,695	$519,029	$308,150

Property and equipment, net by geographical areas were as follows:

	As of December 31,
	2023	2022
Israel	$31,987	$30,260
United States	4,008	3,171
Rest of the world	1,423	985
	$37,418	$34,416